Prepaid Expenses	12 Months Ended
Sep. 30, 2012
Prepaid Expenses
Prepaid Expenses

NOTE – 5	PREPAID EXPENSES

As of September 30, 2012 and 2011, the Company had prepaid expenses of $32,466 and $12,793, respectively, and consisted of the following:

	9/30/2012	9/31/2011

Prepaid insurance	$9,954	$5,743
Prepaid inventories	22,512	7,050
Total	$32,466	$12,793